REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Gas Transmission	$1,314	$1,074	$942
Distribution	372	374	346
Connections	171	167	118
Other	29	28	24
Total	$1,886	$1,643	$1,430
The following table disaggregates revenues by geographical region.

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Brazil	$1,314	$1,074	$942
United Kingdom	572	569	488
	$1,886	$1,643	$1,430

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Brazil	$3,362	$3,115
United Kingdom	4,821	4,961
Australia	428	—
	$8,611	$8,076